Summary of Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2018
Accounting Policies [Abstract]
Asset Acquired and Liabilities Assumed on Acquisition

Acquisitions are aggregated by year of purchase in the following table:

	Fiscal 2018 Acquisitions			Fiscal 2017 Acquisitions
(In thousands)	Weighted-Average Intangible Asset Amortization Life (In Years)	Total		Weighted-Average Intangible Asset Amortization Life (In Years)	Total
Current assets		$28,939			$78,565
Property, plant and equipment		10,875			59,630
Goodwill	N/A	43,656		N/A	75,361
Tradenames - indefinite lives	N/A	15,096		N/A	12,251
Other intangible assets	12	36,450		14	83,447
Other long-term assets		81			460
Total Assets Acquired		$135,097			$309,714
Liabilities assumed		(19,369)			(51,344)
Net Assets Acquired		$115,728	(1)		$258,370	(2)

(1)	Figure includes cash acquired of $3.3 million.
(2)	Figure includes cash acquired of $4.2 million.

Property, Plant and Equipment
May 31,	2018	2017
(In thousands)
Land	$85,007	$82,184
Buildings and leasehold improvements	445,017	427,304
Machinery and equipment	1,045,851	975,091
Total property, plant and equipment, at cost	1,575,875	1,484,579
Less: allowance for depreciation and amortization	795,569	741,893
Property, plant and equipment, net	$780,306	$742,686

Useful Lives

Depreciation is computed primarily using the straight-line method over the following ranges of useful lives:

Land improvements	1 to 50 years
Buildings and improvements	1 to 50 years
Machinery and equipment	1 to 30 years

Major Classes of Inventories

Inventories were composed of the following major classes:

May 31,	2018	2017
(In thousands)
Raw material and supplies	$288,201	$248,426
Finished goods	546,260	539,771
Total Inventory	$834,461	$788,197

Investment (Income), Net

Investment (income), net, consists of the following components:

Year Ended May 31,	2018	2017	2016
(In thousands)
Interest (income)	$(5,003)	$(4,620)	$(5,975)
(Gain) on sale of marketable securities	(11,704)	(8,174)	(6,457)
Other-than-temporary impairment on securities		420	3,811
Dividend (income)	(3,735)	(1,610)	(1,744)
Investment (income), net	$(20,442)	$(13,984)	$(10,365)

Other Expense (Income), Net

Other expense (income), net, consists of the following components:

Year Ended May 31,	2018	2017	2016
(In thousands)
Royalty expense (income), net	$404	$2,680	$2,039
Loss on litigation settlement			9,300
(Gain) on remeasurement of joint venture ownership			(7,972)
(Income) loss related to unconsolidated equity affiliates	(1,002)	(1,013)	(2,080)
Other expense (income), net	$(598)	$1,667	$1,287